EQUITY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options outstanding	3,193,543	3,777,032
Weighted average remaining contractual life (in years)	4 years 6 months
Weighted average exercise price	$ 4.09	$ 4.74
Options exercisable	1,446,182
Weighted average exercise price of exercisable options	$ 4.25
Range of Exercise Price 0.00-1.10 [Member]
Options outstanding	52,316
Weighted average remaining contractual life (in years)	3 years 10 months 6 days
Weighted average exercise price	$ 0.01
Options exercisable	46,566
Weighted average exercise price of exercisable options	$ 0.01
Range of Exercise Price 1.50-2.51 [Member]
Options outstanding	363,500
Weighted average remaining contractual life (in years)	4 years 2 months 19 days
Weighted average exercise price	$ 2.06
Options exercisable	190,250
Weighted average exercise price of exercisable options	$ 2.11
Range of Exercise Price 2.57-4.00 [Member]
Options outstanding	1,404,365
Weighted average remaining contractual life (in years)	5 years 1 month 24 days
Weighted average exercise price	$ 3.21
Options exercisable	525,732
Weighted average exercise price of exercisable options	$ 3.08
Range of Exercise Price 4.08-6.49 [Member]
Options outstanding	1,086,331
Weighted average remaining contractual life (in years)	3 years 9 months 29 days
Weighted average exercise price	$ 5.23
Options exercisable	571,134
Weighted average exercise price of exercisable options	$ 5.63
Range of Exercise Price 6.51-9.24 [Member]
Options outstanding	251,031
Weighted average remaining contractual life (in years)	5 years 1 month 20 days
Weighted average exercise price	$ 7.02
Options exercisable	76,500
Weighted average exercise price of exercisable options	$ 7.24
Range of Exercise Price 9.32-14.76 [Member]
Options outstanding	36,000
Weighted average remaining contractual life (in years)	1 month 6 days
Weighted average exercise price	$ 9.75
Options exercisable	36,000
Weighted average exercise price of exercisable options	$ 9.75